INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
INCOME TAXES
Schedule of earnings before income taxes generated in jurisdictions

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(11,433,911)	(15,598,329)	(19,373,510)
PRC	34,500,214	85,778,881	49,586,482
Earnings before income taxes	23,066,303	70,180,552	30,212,972

Schedule of income tax expense (benefit)

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC
Current expense	7,203,811	13,189,414	10,226,537
Deferred (benefit) expense	(3,891,524)	1,149,668	(3,221,555)
Total income tax expense	3,312,287	14,339,082	7,004,982

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Computed “expected” income tax expense	5,766,576	17,545,138	7,553,243
Decrease in valuation allowance	(1,379,408)	(2,035,788)	(735,773)
Preferential income tax rate	(4,486,178)	(8,301,350)	(7,069,673)
Entities not subject to income tax	1,695,485	833,483	1,624,864
Non-deductible expenses
Entertainment	1,308,601	1,344,639	1,213,569
Share-based compensation	1,162,993	3,066,099	3,218,514
Bad debt loss	—	47,296	1,058,750
Changes in tax rates	—	2,032,901	429,667
Tax rate differential	(1,503,124)	(53,254)	1,977,043
Prior year tax return true up	450,139	—	—
Additional deduction of research and development costs	—	(371,754)	(2,309,671)
Other	297,203	231,672	44,449
Actual income tax expense	3,312,287	14,339,082	7,004,982

Schedule of components of deferred income tax assets and liabilities

	March 31,
	2012	2013
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	479,411	2,876,488
Property and equipment, net	1,859,136	1,709,276
Allowance for doubtful accounts	912,399	1,592,868
Write-down of inventories	579,644	317,163
Accrued expenses and other payables	4,021,629	3,796,164
Total gross deferred income tax assets	7,852,219	10,291,959
Less: valuation allowance	(1,657,524)	(921,751)
Net deferred income tax assets	6,194,695	9,370,208
Deferred income tax liabilities:
Intangible assets acquired in JDX acquisition:
Customer relationships	241,494	195,452
Total gross deferred income tax liabilities	241,494	195,452
Net deferred income tax assets	5,953,201	9,174,756

Schedule of current and non-current deferred income tax assets and liabilities

	March 31,
	2012	2013
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	4,233,996	7,524,161
Non-current deferred income tax assets, included in other assets	1,859,136	1,709,276
Non-current deferred income tax liabilities	(139,931)	(58,681)
Net deferred income tax assets	5,953,201	9,174,756